INTANGIBLE ASSETS, NET - Details of Group's amortization expenses for the five years (Detail) ¥ in Thousands	Sep. 30, 2022 CNY (¥)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Year ending September 30, 2023	¥ 6,002
Year ending September 30, 2024	3,734
Year ending September 30, 2025	1,588
Year ending September 30, 2026	829
Year ending September 30, 2027 and thereafter	1,322
Total	¥ 13,475